Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends
Dividends at the beginning of the year	$ 2,592	$ 2,592	$ 84
Dividends declared	$ 50,000	157,804	53,614	$ 4,206
Dividends paid		(98,562)	(51,683)	(4,122)
Foreign exchange loss		$ 30	577
Dividends at the end of the year			$ 2,592	$ 84
Dividends declared, per share		$ 4,800	$ 2,681	$ 210